K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

December 14, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Clayton Street Trust

Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Clayton Street Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the Trust’s initial Registration Statement on Form N-1A, including the exhibits thereto.

For your reference, the Registration Statement covers the following series:

Protective Life Dynamic Allocation Series – Conservative Portfolio

Protective Life Dynamic Allocation Series – Moderate Portfolio

Protective Life Dynamic Allocation Series – Growth Portfolio

Please note that the Trust has not received the formal authorization to use the term “Protective Life” in public filings. The Trust anticipates that this authorization will be forthcoming, and each series’ full legal name (as referenced above) will be reflected in each document as appropriate in a subsequent pre-effective filing.

Prior to this filing, the Trust transmitted for filing with the Securities and Exchange Commission the Trust’s Notification of Registration on Form N-8A under the 1940 Act.

Please do not hesitate to call me at (202) 778-9220, or Nicole Trudeau at (202) 778-9189, if you have any questions relating to this filing.

Sincerely,

/s/ Eric S. Purple

Eric S. Purple

Enclosures